Finance expense, net	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Finance expense, net	Finance expense, net

		Currency remeasurement
	2021	2020
Interest expense	$(48)	$(32)
Interest income on short-term investments (note 4)	2	1
Interest income on duty deposits receivable (note 25)	9	13
Finance expense on employee future benefits	(8)	(9)
	$(45)	$(27)